Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and equipment [Table Text Block]
Property and equipment consisted of the following at December 31:

in thousands	Estimated Useful Life			2013	2012
Computer software and hardware	3	to	7 years	$52,206	$47,566
Transportation equipment	3	to	12 years	17,897	17,875
Leasehold improvements	Up to term of lease			18,355	18,143
Office furniture and equipment	5	to	10 years	6,421	6,238
Total cost				94,879	89,822
Accumulated depreciation				(54,791)	(50,910)
Property and equipment, net				$40,088	$38,912